Revenue by destination and product (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Consolidated sales revenue by destination and non-current assets other than excluded items	Consolidated sales revenue by destination(a)

	2023%	2022%	2021%	2023 US$m	2022 US$m	2021 US$m
Greater China (includes Taiwan)	59.6	54.3	59.7	32,193	30,172	37,878
United States of America	13.9	15.9	12.6	7,516	8,823	8,012
Asia (excluding Greater China and Japan)	7.2	7.1	6.9	3,881	3,937	4,415
Japan	6.9	7.4	7.9	3,727	4,091	5,012
Europe (excluding UK)	5.3	6.5	5.2	2,859	3,618	3,271
Canada	2.9	3.1	2.6	1,588	1,743	1,677
Australia	1.7	1.9	1.8	923	1,047	1,122
UK	0.1	0.3	0.4	81	182	243
Other countries	2.4	3.5	2.9	1,273	1,941	1,865
Consolidated sales revenue	100	100	100	54,041	55,554	63,495
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product's destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
The total of non-current assets other than excluded items is shown by location below.

	2023 US$m	2022 US$m Restated(b)
Australia	31,419	31,674
Canada	15,362	14,472
Mongolia	14,172	12,872
United States of America	7,171	6,441
Africa	3,412	2,945
South America	3,624	3,317
Europe (excluding UK)	165	245
UK	132	136
Other countries	1,254	1,159
Total non-current assets other than excluded items	76,711	73,261

Non-current assets excluded from analysis above:
Deferred tax assets	3,624	2,796
Other financial assets	481	406
Quasi-equity loans to equity accounted units(a)	14	—
Receivables and other assets	1,209	1,338
Total non-current assets per balance sheet	82,039	77,801
(a)Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$4,393 million (2022:
US$3,298 million) which represents the Group’s share of net assets excluding quasi-equity loans shown separately above.
(b)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.

Consolidated sales revenue by product	We have sold the following products to external customers during the year:

	2023
	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m
Iron ore	33,383	389	33,772
Aluminium, alumina and bauxite	12,039	(63)	11,976
Copper	3,219	(1)	3,218
Industrial minerals (comprising titanium dioxide slag, borates and salt)	2,806	(8)	2,798
Gold	470	6	476
Diamonds	444	—	444
Other products and freight services(b)	1,360	(3)	1,357
Consolidated sales revenue	53,721	320	54,041

	2022			2021
	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m
Iron ore	33,068	(267)	32,801	42,992	(796)	42,196
Aluminium, alumina and bauxite	13,955	(165)	13,790	12,336	103	12,439
Copper	3,276	(80)	3,196	3,229	96	3,325
Industrial minerals (comprising titanium dioxide slag, borates and salt)	2,685	(16)	2,669	2,114	3	2,117
Gold	564	9	573	1,075	2	1,077
Diamonds	816	—	816	501	—	501
Other products and freight services(b)	1,710	(1)	1,709	1,837	3	1,840
Consolidated sales revenue	56,074	(520)	55,554	64,084	(589)	63,495
(a)Consolidated sales revenue includes both revenue from contracts with customers, accounted for under IFRS 15 “Revenue from Contracts with Customers”, and subsequent movements in provisionally priced receivables, accounted for under IFRS 9, and included in “other revenue” above.
(b)“Other products and freight services” includes metallic co-products, molybdenum, silver and other commodities.